Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Subordinated Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total	$ 6,010,124	$ 5,950,038
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Total	1,074,320	1,041,182
Subordinated Bonds [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	22,209
Subordinated Bonds [member] | Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Total		21,500
Subordinated Bonds [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Total	18,604
Subordinated Bonds [member] | 4 year [member]
Disclosure of detailed information about borrowings [line items]
Total	22,484	22,303
Subordinated Bonds [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 1,011,023	$ 997,379